Related Party Transactions (Details) - USD ($)							3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 20, 2025	Sep. 06, 2024	May 09, 2023	Apr. 01, 2022	Nov. 10, 2021	Jun. 09, 2021	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jun. 25, 2025	Jan. 10, 2025	Sep. 24, 2024	Aug. 31, 2024	Jun. 16, 2024	Dec. 31, 2023	Nov. 06, 2023	Nov. 15, 2021
Related Party Transactions [Line Items]
Interest calculated monthly basis on one percentage on funds advanced and received								1.00%
Interest expense								$ 121,656	$ 25,334
Accrued expenses								$ 477,907
Ordinary shares, par value (in Dollars per share)										$ 0.0001						$ 0.0001
Converted shares issued (in Shares)								11,450,000
Convertible price per share (in Dollars per share)														$ 0.43
Outstanding balances										$ 6,961
Warrant [Member]
Related Party Transactions [Line Items]
Sponsor purchased shares (in Shares)								1
PERCEPTION CAPITAL CORP IV [Member]
Related Party Transactions [Line Items]
Sponsor purchased shares (in Shares)						5,347,500
Initial shareholders held (in Shares)										5,750,000
Initial business combination										100.00%
Business combination term										1 year
Number of trading days										20 days
Period commencing days										30 days
After the initial business combination										150 days
Warrant term										5 years
Share price per share (in Dollars per share)										$ 10.2
Borrow amount				$ 5,000,000
Total outstanding borrowings										$ 0						$ 0
Administrative services					$ 237,000
PERCEPTION CAPITAL CORP IV [Member] | Extension Convertible Promissory Note [Member]
Related Party Transactions [Line Items]
Total outstanding borrowings										$ 0						$ 0
Principal amount							$ 3,600,000
PERCEPTION CAPITAL CORP IV [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Private placement warrants (in Shares)										2,632,500						11,700,000
Warrants outstanding shares (in Shares)										2,632,500
Proceeds from convertible debt										$ 1,500,000
PERCEPTION CAPITAL CORP IV [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Warrants price per share (in Dollars per share)										$ 0.01
Private placement warrant to purchase (in Shares)																	4,533,750
PERCEPTION CAPITAL CORP IV [Member] | Warrant [Member] | Extension Convertible Promissory Note [Member]
Related Party Transactions [Line Items]
Convertible price per share (in Dollars per share)										$ 1
PERCEPTION CAPITAL CORP IV [Member] | Board of Directors [Member]
Related Party Transactions [Line Items]
Sponsor purchased shares (in Shares)						402,500
Service and Administrative Fees [Member] | PERCEPTION CAPITAL CORP IV [Member]
Related Party Transactions [Line Items]
Payment of sponsor					$ 10,000
Administrative Services Agreement [Member] | PERCEPTION CAPITAL CORP IV [Member]
Related Party Transactions [Line Items]
Administrative services										$ 237,000
Convertible Notes Payable [Member]
Related Party Transactions [Line Items]
Converted shares issued (in Shares)	6,182,122
Convertible price per share (in Dollars per share)												$ 0.4
Total outstanding borrowings								$ 0		$ 2,472,848					$ 2,500,000
Business Combination [Member] | PERCEPTION CAPITAL CORP IV [Member]
Related Party Transactions [Line Items]
Initial business combination										100.00%
Business Combination [Member] | PERCEPTION CAPITAL CORP IV [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Warrants price per share (in Dollars per share)										$ 1
Business Combination [Member] | PERCEPTION CAPITAL CORP IV [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Warrant term										30 days
Related Party [Member]
Related Party Transactions [Line Items]
Accounts receivable – related parties								90,499
Accounts payable – related parties										$ 2,101,113
Interest expense								$ 17,126
Other Related Party [Member]
Related Party Transactions [Line Items]
Accounts payable – related parties											$ 315,904
BCMP [Member]
Related Party Transactions [Line Items]
Accounts payable – related parties											$ 81,813
Sponsor [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Exchanged shares (in Shares)		9,067,500
Sponsor [Member] | PERCEPTION CAPITAL CORP IV [Member]
Related Party Transactions [Line Items]
Share price per share (in Dollars per share)										$ 10.2
Sponsor [Member] | PERCEPTION CAPITAL CORP IV [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Private placement warrants (in Shares)										11,700,000
Warrants price per share (in Dollars per share)										$ 1
Sponsor [Member] | Business Combination [Member] | PERCEPTION CAPITAL CORP IV [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Warrant term										30 days
Class B Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member]
Related Party Transactions [Line Items]
Sponsor purchased shares (in Shares)			5,750,000			5,750,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001			$ 0.0001				$ 0.0001						$ 0.0001
Aggregate price						$ 25,000
Converted shares issued (in Shares)			5,749,999
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.0001		0.0001
Converted shares issued (in Shares)								11,450,000
Class A Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member]
Related Party Transactions [Line Items]
Ordinary shares, par value (in Dollars per share)										0.0001			$ 0.0001			$ 0.0001
Sale price per share (in Dollars per share)										12
After the initial business combination		61 years
Warrants outstanding shares (in Shares)		755,625
Class A Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Private placement warrants (in Shares)																		11,700,000
Warrants price per share (in Dollars per share)																		$ 1
Private placement warrant to purchase (in Shares)		1
Class A Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Warrants price per share (in Dollars per share)										$ 10
Private placement warrant to purchase (in Shares)										1
Class A Ordinary Shares [Member] | Convertible Notes Payable [Member] | PERCEPTION CAPITAL CORP IV [Member]
Related Party Transactions [Line Items]
Convertible price per share (in Dollars per share)										$ 1
Class A Ordinary Shares [Member] | Sponsor [Member] | PERCEPTION CAPITAL CORP IV [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Warrants price per share (in Dollars per share)										$ 11.5
Private placement warrant to purchase (in Shares)										1
Private Placement [Member] | Sponsor [Member] | PERCEPTION CAPITAL CORP IV [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Private placement warrants (in Shares)										11,700,000
IPO [Member] | PERCEPTION CAPITAL CORP IV [Member]
Related Party Transactions [Line Items]
Sale price per share (in Dollars per share)										$ 10
Exchanged shares (in Shares)										23,000,000
IPO [Member] | PERCEPTION CAPITAL CORP IV [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Private placement warrants (in Shares)										14,132,500						23,200,000
IPO [Member] | Class A Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Warrants price per share (in Dollars per share)										$ 11.5